Revenue Recognition	9 Months Ended
Sep. 30, 2023
VASO CORPORATION [Member]
Revenue Recognition [Line Items]
REVENUE RECOGNITION

NOTE C — REVENUE RECOGNITION

Disaggregation of Revenue

The following tables present revenues disaggregated by our business operations and timing of revenue recognition:

	(in thousands)
	Three Months Ended September 30, 2023				Three Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Network services	$8,849	$—	$—	$8,849	$8,787	$—	$—	$8,787
Software sales and support	1,018	—	—	1,018	1,049	—	—	1,049
Commissions	—	8,837	—	8,837	—	9,237	—	9,237
Medical equipment sales	—	—	714	714	—	—	728	728
Medical equipment service	—	—	31	31	—	—	32	32
	$9,867	$8,837	$745	$19,449	$9,836	$9,237	$760	$19,833
	Nine Months Ended September 30, 2023				Nine Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Network services	$26,833	$—	$—	$26,833	$26,705	$—	$—	$26,705
Software sales and support	3,743	—	—	3,743	3,153	—	—	3,153
Commissions	—	26,401	—	26,401	—	24,424	—	24,424
Medical equipment sales	—	—	2,036	2,036	—	—	1,696	1,696
Medical equipment service	—	—	94	94	—	—	93	93
	$30,576	$26,401	$2,130	$59,107	$29,858	$24,424	$1,789	$56,071
	Three Months Ended September 30, 2023				Three Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Revenue recognized over time	$9,302	$—	$221	$9,523	$9,220	$—	$84	$9,304
Revenue recognized at a point in time	565	8,837	524	9,926	616	9,237	676	10,529
	$9,867	$8,837	$745	$19,449	$9,836	$9,237	$760	$19,833
	Nine Months Ended September 30, 2023				Nine Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Revenue recognized over time	$28,180	$—	$462	$28,642	$27,530	$—	$232	$27,762
Revenue recognized at a point in time	2,396	26,401	1,668	30,465	2,328	24,424	1,557	28,309
	$30,576	$26,401	$2,130	$59,107	$29,858	$24,424	$1,789	$56,071

Transaction Price Allocated to Remaining Performance Obligations

As of September 30, 2023, the aggregate amount of transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) for executed contracts approximates $98.5 million, of which we expect to recognize revenue as follows:

	(in thousands)
	Fiscal years of revenue recognition
	2023	2024	2025	Thereafter
Unfulfilled performance obligations	$13,525	$42,368	$16,455	$26,118

Contract Liabilities

Contract liabilities arise in our healthcare IT, VasoHealthcare, and VasoMedical businesses. In our healthcare IT business, payment arrangements with clients typically include an initial payment due upon contract signing and milestone-based payments based upon product delivery and go-live, as well as post go-live monthly payments for subscription and support fees. Customer payments received, or receivables recorded, in advance of go-live and customer acceptance, where applicable, are deferred as contract liabilities. Such amounts aggregated approximately $335,000 and $481,000 at September 30, 2023 and December 31, 2022, respectively, and are included in accrued expenses and other liabilities in our condensed consolidated balance sheets.

In our VasoHealthcare business, we bill amounts for certain milestones in advance of customer acceptance of the underlying equipment. Such amounts aggregated approximately $33,232,000 and $30,794,000 at September 30, 2023 and December 31, 2022, respectively, and are classified in our condensed consolidated balance sheets as either current or long-term deferred revenue. In addition, we record a contract liability for amounts expected to be repaid to GEHC due to customer order reductions. Such amounts aggregated approximately $1,198,000 and $2,577,000 at September 30, 2023 and December 31, 2022, respectively, and are included in accrued expenses and other liabilities in our condensed consolidated balance sheets.

In our VasoMedical business, we bill amounts for post-delivery services and varying duration service contracts in advance of performance. Such amounts aggregated approximately $7,000 and $9,000 at September 30, 2023 and December 31, 2022, respectively, and are classified in our condensed consolidated balance sheets as either current or long-term deferred revenue.

During the three and nine months ended September 30, 2023, we recognized approximately $3.1 million and $7.6 million of revenues, respectively, that were included in our contract liability balance at July 1, 2023 and January 1, 2023, respectively.

The following table summarizes the Company’s contract receivable and contract liability balances:

	2023	2022
Contract receivables – January 1	15,306	15,474
Contract receivables – September 30	9,185	8,132
Increase (decrease)	(6,121)	(7,342)

Contract liabilities – January 1	33,861	26,890
Contract liabilities – September 30	34,773	30,908
Increase (decrease)	911	4,018

The decrease in contract receivables in the first nine months of 2023 and 2022 was due primarily to collections exceeding billings. The increase in contract liabilities in the same periods is mainly attributable to orders exceeding deliveries.